Document and Entity Information	Aug. 26, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 26, 2021
Entity File Number	0-11204
Entity Registrant Name	AMERISERV FINANCIAL, INC.
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	25-1424278
Entity Address, Address Line One	Main & Franklin Streets
Entity Address, City or Town	Johnstown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15901
City Area Code	814
Local Phone Number	533-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000707605
Amendment Flag	false
COMMON STOCK
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	ASRV
Security Exchange Name	NASDAQ
Beneficial Unsecured Securities
Document Information [Line Items]
Title of 12(b) Security	Beneficial Unsecured Securities
Trading Symbol	ASRVP
Security Exchange Name	NASDAQ